TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
TAT Technologies Ltd [Member]
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$ 133	$ 73
Unrealized gains	131	138
Provisions for employee benefits	270	227
Inventory	1,171	1,939
Other temporary differences	417	187
Deferred tax assets - short-term- other accounts receivables	2,122	2,564
Goodwill and intangible assets	884	1,273
Property, plant and equipment	707	762
Provisions for employee benefits and other temporary differences	64	70
Tax credits carryforward	274	106
Capital and state tax losses carryforward	1,823	184
Net operating losses carryforward	606	1,458
Deferred tax assets, before valuation allowance - Long-term	4,358	3,853
Valuation allowance	(1,823)	(184)	(200)
Deferred tax assets, net - Long-term	2,535	3,669
Other temporary differences Deferred tax Liabilities - Short-term- other accounts payable	(126)	(179)
Property, plant and equipment and intangible assets	(1,457)	(1,388)
Other	(33)	(25)
Deferred tax Liabilities - Long-term	$ (1,490)	$ (1,413)